Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 9 – STOCKHOLDER'S EQUITY

Common Stock

There was no common stock activity during the three months ended March 31, 2019.

Warrants

The was no warrant activity for the three months ended March 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at December 31, 2018	46,201,477	$0.08	1.9 Years

Outstanding at March 31, 2019	46,201,477	$0.08	1.6 Years

Stock Options

The Company did not grant any stock options in the first three months of 2019. During the year ended December 31, 2018, the Company determined the grant date fair value of the options granted using the Black Scholes Method. The following assumptions were used in the year ended December 31, 2018:

Expected Volatility – 79-93%

Expected Term – 2.5 – 5.9 Years

Risk Free Rate – 2.4 – 3.0%

Dividend Rate – 0.00%

Activity related to stock options for the three months ended March 31, 2019 is summarized as follows:

		Weighted Average	Weighted Average
	Number of	Exercise	Contractual	Aggregate
	Shares	Price	Term (Yrs.)	Intrinsic Value
Outstanding as of December 31, 2018	106,253,339	$0.20	7.4	$1,989,163
Granted	—	—
Forfeitures	—	—
Outstanding as of March 31, 2019	106,253,339	0.20	7.1	$1,989,163
Exercisable as of March 31, 2019	97,165,278	$0.20	7.1	$1,886,038

The following table summarizes stock option information as of March 31, 2019:

		Weighted Average
		Contractual
Exercise Price	Outstanding	Life (Yrs.)	Exercisable

$0.00001	3,500,000	6.5	3,500,000
0.05	32,783,339	7.3	30,720,833
0.10	27,200,000	7.5	25,811,111
0.12	970,000	9.5	—
0.13	250,000	8.6	83,333
0.15	2,800,000	6.6	2,800,000
0.22	2,750,000	8.8	750,000
0.25	2,500,000	8.6	1,166,667
0.26	500,000	9.1	—
0.29	1,000,000	8.0	333,334
0.40	1,000,000	6.9	1,000,000
0.45	31,000,000	6.6	31,000,000

	106,253,339	7.1	97,165,278

During the three months ended March 31, 2019, the Company recognized approximately $349,000 of stock-based compensation expense related to options of which non-employees expense was approximately $75,000. As of March 31, 2019, there was approximately $1,049,000 of unrecognized compensation costs related to stock options outstanding of which approximately $184,000 was related to non-employees and will be expensed through 2022.

NOTE 9 – STOCKHOLDERS’ EQUITY

On September 28, 2017, the stockholders of the Company approved increasing the number of authorized shares of common stock from 500,000,000 to 1,000,000,000. The Company had 478,950,996 and 403,311,988 shares issued and outstanding as of December 31, 2018 and 2017, respectively. In addition, the Company is authorized to issue 20,000,000 shares of preferred stock.

Common Stock

2018 Common Stock Transactions

●	During the year ended 2018, the Company granted approximately 2,456,000 shares of restricted stock to the non-employee Directors in connection with their compensation to serve as Board Members. The shares were valued at the fair value at the date of grant and vest quarterly. The restricted shares granted to the Board Member for compensation is for the period November 1, 2017 to October 31, 2019. Additionally, during the year ended 2018, the Company granted 2,750,000 shares of restricted stock to employees of which 2,000,000 will be vested upon achieving certain performance criteria and 750,000 will vest over a three-year period.

●	The Company also issued 456,735 shares of common stock to a service provider in satisfaction of $97,126 due for services.

●	During the year ended December 31, 2018, investors exercised 4,433,333 warrants at an average price of $0.05 cents per share on a cashless exercise basis in exchange for approximately 3,500,000 shares of common stock of the Company. Additionally, option holders exercised approximately 3,200,000 vested options at an average price of $0.13 cents for approximately 1,600,000 shares of common stock.

●	During the year ended December 31, 2018, the Company cancelled 728,448 shares of common stock in settlement of amounts due from the Multipay acquisition.

●	In August 2018, the Company entered into Subscription Agreements with accredited investors (the “August 2018 Accredited Investors”) pursuant to which the August 2018 Accredited Investors agree to purchase an aggregate of approximately 64,072,000 shares of the Company’s common stock for an aggregate purchase price of approximately $9,611,000. In connection with this private offering, the Company paid Network 1, a registered broker-dealer, a cash fee of approximately $629,000 and issued approximately 2,470,000 common stock purchase warrants valued at approximately $314,000 that are exercisable for a term of five years at an exercise price of $0.165 per share.

2017 Common Stock Transactions

●	As described in Note 6, on January 31, 2017, in connection with the issuance of a $3,000,000 Senior Unsecured Note, an aggregate of 4,500,000 shares of Common Stock was issued to the Stern Trust and the Company issued (Network 1), a registered broker-dealer, 1,200,000 shares of common stock of the Company in conjunction with its services.

●	As described in Note 6 on January 31, 2017, the Company entered into Conversion Agreements with Investors pursuant to which each Investor agreed to convert all amounts of debt accrued and payable to such person including interest under the terms of their respective financing or loan agreement as of January 31, 2017 into shares of Company common stock at $0.10 per share. The Conversion Agreements resulted in the issuance of an approximately of 84,822,000 shares of Company common stock.

●	On March 22, 2017, the Company entered into Subscription Agreements with several accredited investors (the “March 2017 Accredited Investors”) pursuant to which the March 2017 Accredited Investors agreed to purchase an aggregate of 20,000,000 shares of the Company’s common stock for an aggregate purchase price of $4,000,000. The proceeds were received in 2017. In connection with this private offering, the Company paid Network 1, a registered broker-dealer, a cash fee of $240,000 and issued Network 1 1,000,000 shares of common stock of the Company.

●	Additionally, the Company cancelled certificates for 2,500,000 shares of common stock acquired in conjunction with the purchase of certain debentures.

●	During the year ended December 31, 2017, the Company issued approximately 594,000 shares of common stock as consideration for services. The fair value of the shares, totaling approximately $140,000 was estimated based on the publicly quoted trading price and recorded as expense.

●	On December 18, 2017, the Company entered into Subscription Agreements with accredited investors (the “December 2017 Accredited Investors”) pursuant to which the December 2017 Accredited Investors agreed to purchase an aggregate of approximately 38,464,000 shares of the Company’s common stock for an aggregate purchase price of $5,000,000. In connection with this private offering, the Company agreed to pay Network 1, a registered broker-dealer, a cash fee of $350,000 and issue common stock purchase warrants valued at $181,154 to acquire 1,153,846 shares of common stock of the Company exercisable for a term of five years at an exercise price of $0.143 per share.

●	During the year ended December 31, 2017, the Company granted 15,000,000 shares of restricted stock to two executive offers which will vest upon achieving certain performance criteria.

The criteria for the 2018 and 2017 performance based restricted stock have not been met as of December 31, 2018

Warrants

●	During the year ended 2018, investors exercised 4,433,333 warrants at an average price of $0.05 cents per share on a cashless exercise basis in exchange for shares of common stock of the Company.

●	During the year ended December 31, 2017, the Company issued 1,153,846 warrants in connection with the issuance of approximately 38,461,500 shares of common stock at an exercise price of $.143 per share for a period of five years.

●	During the year ended December 31, 2017, an investor exercised 528,000 warrants at $0.05 cents for an aggregate price of $26,400 in exchange for shares of common stock of the Company.

●	On February 22, 2017, the Company entered the “February 22, 2017 Agreement”) with a holder of certain debentures that represented final and full payment of all amounts owed under these debentures which included debt with a face value of $300,000, accrued interest of approximately $31,000, and cancellation of 3,600,000 warrants. See Note 6.

The following is a summary of the Company’s warrant activity for the years ended December 31, 2018 and 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at January 1, 2017	51,138,697	$0.11	2.8 Years
Granted	1,153,846	$0.14	5.0 Years
Exercised/Cancelled	(4,128,000)	$0.08
Outstanding at December 31, 2017	48,164,543	$0.11	2.9 Years
Granted	2,470,267	$0.14	5.0 Years
Exercised/Cancelled	(4,333,333)	$0.05	—
Outstanding at December 31, 2018	46,201,477	$0.08	1.9 Years

Stock Options

The Company has adopted the Ipsidy Inc. 2014 Equity Compensation Plan and the 2017 Incentive Stock Plan. The Company has no other stock options plans in effect as of December 31, 2018.

On November 21, 2014, our Board of Directors authorized the Ipsidy Inc. Equity Compensation Plan (the “2014 Plan”). On September 28, 2017, the shareholders of the Company approved the 2017 Incentive Stock Plan (“2017 Incentive Plan”). The following is a summary of principal features of the 2014 Plan and the 2017 Incentive Plan. The summaries, however, does not purport to be a complete description of all the provisions of each plan.

The 2014 Plan covers 25,000,000 shares of common stock and the 2017 Incentive Plan covers 70,000,000 shares of common stock. Both Plans are administered by the Compensation Committee.

The terms of Awards granted under the plans shall be contained in an agreement between the participant and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan. The terms of Awards may or not require a performance condition in order to vest the equity comprised in the relevant Award. The terms of each Option granted shall be contained in a stock option agreement between the optionee and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan

The Company has also granted equity awards that have not been approved by security holders.

2018 Stock Option Issuances

●	During the year ended December 31, 2018, the Company granted options to acquire 6,220,000 shares of common stock to ten employees and one non-employee of which 970,000 are exercisable at an average price of $0.12, 3,250,000 options are exercisable at an average price of $0.22 per share, and 2,000,000 are exercisable at $0.25 per share. The options have a term of ten years, were granted at fair market value at the date of grant .and vest over three years. The grant date fair value of the options totaled approximately $962,000, which will be charged to expense over the three-year vesting term of which approximately $231,000 was related to non-employees.

2017 Stock Option Issuances

●	In connection with the engagement of the CEO and Chief Financial Officer (“CFO”) on January 31, 2017, the Company granted the CEO and CFO stock options to acquire 15,000,000 shares and 5,000,000 shares of common stock of the Company respectively at an exercise price of $0.10 per share for a period of ten years. Further, the Company has entered into Restricted Stock Purchase Agreements with the CEO and CFO in which they were provided 15,000,000 shares and 5,000,000 shares of common stock at a per share price of $0.0001, which shares of common stock vest upon achieving a performance threshold which has not been achieved at December 31, 2018.

●	Additionally, the Company granted two employee stock options to acquire 1,250,000 shares of common stock at an exercise price representing fair value at the time of grant.

The Company determined the grant date fair value of the options granted during the years ended December 31, 2018 and 2017 using the Black Scholes Method and the following assumptions:

	2018	2017
Expected Volatility	79.0% to 93.0%	79.0% to 93.0%
Expected Term	2.5 – 5.9 Years	2.5 – 5.9 Years
Risk Free Rate	2.42% – 3.00%	1.16% to 1.49%
Dividend Rate	0.00%	0.00%

Activity related to stock options for the years ended December 31, 2018 and 2017 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs.)	Aggregate Intrinsic Value

Outstanding as of January 1, 2017	86,925,000	$0.21	8.7	$7,698,650
Granted	21,250,000	$0.11	10.0	$7,475,000
Forfeited	(4,966,669)	$0.08	—	$—
Outstanding as of December 31, 2017	103,208,331	$0.19	9.5	$10,023,400
Granted	6,220,000	$0.22	10.0	$2,868,750
Exercised	(3,174,992)	$0.13	—	$—
Outstanding as of December 31, 2018	106,253,339	$0.20	8.3	$11,457,291
Exercisable as of December 31, 2018	92,925,694	$0.20	7.4	$3,316,208

The following table summarizes stock option information as of December 31, 2018:

Exercise Price	Outstanding	Weighted Average Contractual Life (Yrs.)	Exercisable
$0.0001	3,500,000	6.8	3,500,000
$0.05	32,783,339	7.6	28,314,583
$0.1	27,200,000	7.8	24,977,778
$0.12	970,000	9.8	—
$0.13	250,000	8.8	83,333
$0.15	2,800,000	6.9	2,800,000
$0.22	2,750,000	9.0	750,000
$0.25	2,500,000	8.9	500,000
$0.26	500,000	9.3	—
$0.29	1,000,000	8.3	—
$0.4	1,000,000	7.2	1,000,000
$0.45	31,000,000	6.9	31,000,000
		7.4
	106,253,339		92,925,694

As of December 31, 2018, there was approximately $1,138,000 and $183,000 of unrecognized compensation costs related to employee stock options and non-employee stock options, respectively, outstanding which will be recognized in 2019 through 2021. The company will recognize forfeitures as they occur. Stock compensation expense for the years ended December 31, 2018 and 2017 was approximately $2,430.000 and $5,651,000, respectively.

The criteria for the 2018 and 2017 performance based restricted stock have not been met as of December 31, 2018.